LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Current balance	$ 47,970	$ 56,873	$ 64,397
Contractual Principal Balance	53,930	66,066
Allowance for loan and lease losses	1,324	1,573
Average Recorded Investment	51,548	60,310	56,572
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	961	875
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	290	282
Total interest included in income	1,251	1,157	993
Commercial
Financing Receivable, Impaired [Line Items]
Current balance	13,203	17,411
Contractual Principal Balance	13,784	18,576
Allowance for loan and lease losses	550	357
Average Recorded Investment	14,717	11,877	11,380
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	309	258
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	37	26
Total interest included in income	346	284	203
Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	195	122
Contractual Principal Balance	195	122
Allowance for loan and lease losses	0	0
Average Recorded Investment	364	24	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	3	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	8	0
Total interest included in income	11	0	0
Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	150	223
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Total interest included in income	0	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	20,460	24,652
Contractual Principal Balance	22,909	29,185
Allowance for loan and lease losses	593	979
Average Recorded Investment	22,044	32,291	27,124
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	357	344
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	211	213
Total interest included in income	568	557	472
Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	9,601	8,994
Contractual Principal Balance	10,837	10,367
Allowance for loan and lease losses	179	235
Average Recorded Investment	9,126	9,839	11,573
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	199	184
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	30	40
Total interest included in income	229	224	222
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	4,074	5,441
Contractual Principal Balance	5,602	7,540
Allowance for loan and lease losses	2	2
Average Recorded Investment	4,931	5,749	5,759
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	86	82
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	4	3
Total interest included in income	90	85	88
Installment
Financing Receivable, Impaired [Line Items]
Current balance	437	253
Contractual Principal Balance	603	276
Allowance for loan and lease losses	0	0
Average Recorded Investment	366	380	513
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	7	7
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Total interest included in income	7	7	8
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	10,587	10,992
Contractual Principal Balance	10,638	11,545
Allowance for loan and lease losses	1,324	1,573
Average Recorded Investment	10,579	16,134	17,894
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			287
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	37,383	45,881
Contractual Principal Balance	43,292	54,521
Allowance for loan and lease losses	0	0
Average Recorded Investment	40,969	44,176	38,678
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			706
Loans with no related allowance recorded [member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	12,134	16,418
Contractual Principal Balance	12,713	17,398
Allowance for loan and lease losses	0	0
Average Recorded Investment	13,619	10,468	7,146
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			146
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	195	122
Contractual Principal Balance	195	122
Allowance for loan and lease losses	0	0
Average Recorded Investment	150	24	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	150	223
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	12,232	16,301
Contractual Principal Balance	14,632	20,479
Allowance for loan and lease losses	0	0
Average Recorded Investment		19,363	15,653
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			285
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	8,412	7,447
Contractual Principal Balance	9,648	8,807
Allowance for loan and lease losses	0	0
Average Recorded Investment		8,143	9,485
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			182
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	3,973	5,340
Contractual Principal Balance	5,501	7,439
Allowance for loan and lease losses	0	0
Average Recorded Investment		5,648	5,658
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			85
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	437	253
Contractual Principal Balance	603	276
Allowance for loan and lease losses	0	0
Average Recorded Investment		380	513
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			8
Impaired Financing Receivables With Related Allowance [Member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	1,069	993
Contractual Principal Balance	1,071	1,178
Allowance for loan and lease losses	550	357
Average Recorded Investment	1,098	1,409	4,234
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			57
Impaired Financing Receivables With Related Allowance [Member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	214	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Impaired Financing Receivables With Related Allowance [Member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	8,228	8,351
Contractual Principal Balance	8,277	8,706
Allowance for loan and lease losses	593	979
Average Recorded Investment		12,928	11,471
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			187
Impaired Financing Receivables With Related Allowance [Member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	1,189	1,547
Contractual Principal Balance	1,189	1,560
Allowance for loan and lease losses	179	235
Average Recorded Investment		1,696	2,088
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			40
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	101	101
Contractual Principal Balance	101	101
Allowance for loan and lease losses	2	2
Average Recorded Investment		101	101
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			3
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	$ 0	0
Average Recorded Investment		$ 0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			$ 0